Significant Accounting Policies and Practices and Recent Accounting Pronouncements - Research and Development (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Accounting Policies [Abstract]
Research and development expense	$ 59.5	$ 58.7	$ 51.3